Total
Polen Upper Tier High Yield Fund
POLEN UPPER TIER HIGH YIELD FUND
Effective immediately, the following table replaces the table in the section under “Fees and Expenses” beginning on page 1 of the Funds’ Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Upper Tier High Yield Fund		Investor Class	Institutional Class
Management Fees		0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.80%	0.80%
Total Annual Fund Operating Expenses		1.60%	1.35%
Fee Waiver and/or Expense Reimbursement	[2]	0.70%	0.70%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement2		0.90%	0.65%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Effective immediately, the following replaces the seventh paragraph of the section titled “Summary of Principal Investment Strategies” beginning on page 2 of the Funds’ Prospectus:

Although the Fund is not limited in the number of securities in which it can invest, the Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-120 issuers and 70-160 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities rated B or above by at least one independent rating agency such as Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings.

POLEN UPPER TIER HIGH YIELD FUND

AND

POLEN BANK LOAN FUND

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated December 30, 2022, to the Polen Upper Tier High Yield Fund and Polen Bank Loan Fund’s (collectively, the “Funds”) Prospectus, dated June 30, 2022, as supplemented.

This information in this supplement updates and amends certain information contained in the Prospectus for the Funds and should be read in conjunction with such document.

Polen Bank Loan Fund
POLEN BANK LOAN FUND

Effective immediately, the following replaces the sixth paragraph of the section titled “Summary of Principal Investment Strategies” beginning on page 8 of the Funds’ Prospectus:

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 50-100 issuers and 60-110 issues; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in bank loans. For purposes herein, a bank loan is an instrument arranged by a bank (or similar financial institution) to a company that typically holds legal claim to such company’s assets that is senior to all (or substantially all) other debt obligations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.